Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 16 – CONCENTRATIONS

As of March 31, 2012 and December 31, 2011, the Company held cash in the PRC banks of $14,498,205 and $6,435,877, respectively, that is uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits only with financial institutions in the PRC with acceptable credit rating.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Customers

Two customers accounted for approximately 86.9% and 100.0% of the Company’s revenue during the three months ended March 31, 2012 and 2011, respectively. At March 31, 2012 and 2011, the two customers did not have any outstanding accounts receivable.

Suppliers

Two suppliers accounted approximately for 50.7% of the Company’s purchases during the three months ended March 31, 2012. At March 31, 2012, the Company did not have any outstanding payable to the two suppliers and approximately 99.9 % of the Company’s advance payments to suppliers were made to one of the two suppliers.

The Company did not have any supplier that accounted for more than 10% of its total purchase during the three months ended March 31, 2011.

NOTE 17 – CONCENTRATIONS

As of December 31, 2011 and 2010, the Company held cash in the PRC banks of $6,435,877 and $12,867,137, respectively that is uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits only with financial institutions in the PRC with acceptable credit rating.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Customers

Three customers accounted approximately 86.4% and 94.0% of the Company’s revenue during the years ended December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, two of the three customers accounted for 100 % and 94.4% of the Company’s total outstanding accounts receivable, respectively.

Suppliers

Two suppliers accounted approximately for 30.6% of the Company’s purchases during year 2011. The Company did not have any supplier accounted for more than 10% of its total purchase during year 2010. The Company did not have accounts payable as of December 31, 2011 and December 31, 2010 to these suppliers.